Note 56	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of non-adjusting events after reporting period [text block]	Subsequent events
On January 15, 2026, once the prior consent from the Regulator had been obtained, the Bank redeemed the issuance of green contingently convertible preferred securities carried out on July 15, 2020, for an amount of €1 billion, on the First Reset Date of said issuance (see Note 22.4).
On February 5, 2026, BBVA announced by means of an inside information notice filing with the CNMV that a cash distribution in the amount of €0.60 gross (€0.4860 net of withholding tax) per each of the outstanding shares entitled to receive said distribution, to be paid presumably in April 2026 as the final dividend for the year 2025, was planned to be proposed to the corresponding governing bodies for consideration as ordinary remuneration to shareholders for 2025 (see Note 4).
From January 1, 2026 to the date of preparation of these Consolidated Financial Statements, no subsequent events not mentioned in these Consolidated Financial Statements have taken place that could significantly affect the Group’s earnings or its equity position.